Intangible assets and property, plant and equipment (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Intangible assets
Beginning balance	$ 1,382,000,000
Additions	10,000,000
Charge for the year	(73,000,000)
Exchange	(24,000,000)
Ending balance	1,295,000,000
Property, plant and equipment
Beginning balance	2,628,000,000
Additions	102,000,000
Disposals	(1,000,000)
Charge for the year	(149,000,000)
Foreign exchange	(23,000,000)
Ending balance	$ 2,557,000,000